Costs - Additional information (Details) € / shares in Units, € in Millions			12 Months Ended
	May 10, 2023 shares	May 13, 2020 shares	Dec. 31, 2024 EUR (€) shares EMPLOYEE NUMBER € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	May 15, 2024 NUMBER
Costs
Prospecting costs, geological and geophysical studies of exploration activities			€ 186.0	€ 205.0	€ 220.0
Research and development costs			178.0	166.0	164.0
Royalty expense			1,122.0	1,138.0	1,570.0
Net additions for contingencies			1,397.0	1,369.0	2,985.0
Provisions for redundancy incentives expense			66.0	56.0	78.0
Defined contribution plans expense			€ 104.0	€ 102.0	€ 103.0
Vesting period			3 years
Performance period			3 years
Lock-up clause percentage			50.00%
Number of other equity instruments granted in share-based payment arrangement | shares			1,889,808	1,909,849	2,069,685
Weighted average fair value of awarded shares | € / shares			€ 9.39	€ 10.82	€ 9.2
Directors' remuneration expense			€ 12.9	€ 13.9	€ 11.1
Statutory auditors remuneration expense			€ 0.5	€ 0.6	€ 0.6
Minimum
Costs
Percentage of shares that will vest after vesting period			0.00%
Weighted average share price at grant date | € / shares			€ 13.416	€ 15.068	€ 12.918
Expected dividend as percentage			7.30%	6.60%	6.10%
Expected volatility			23.70%	28.20%	30.00%
Maximum
Costs
Percentage of shares that will vest after vesting period			180.00%
Weighted average share price at grant date | € / shares			€ 14.428	€ 15.482	€ 14.324
Expected dividend as percentage			7.90%	6.80%	6.80%
Expected volatility			21.80%	28.40%	31.00%
Long-Term Monetary Incentive Plans
Costs
Number of annual awards | NUMBER			3
Vesting period			3 years
Percentage of shares that will be granted depending on profitability as benchmarked against the peer groups' performance			40.00%
Percentage of shares that will be granted depending on share appreciation as benchmarked against the peer groups' performance			25.00%
Percentage of shares that will be granted depending on environmental sustainability and emission reduction objective			35.00%
Expense from share-based payment transactions with employees			€ 23.0	€ 20.0	€ 18.0
Long-Term Monetary Incentive Plan 2020 - 2022
Costs
Lock-up clause term		1 year
Long-Term Monetary Incentive Plan 2020 - 2022 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares		20,000,000
Long-Term Monetary Incentive Plan 2023 - 2025
Costs
Lock-up clause term	2 years
Long-Term Monetary Incentive Plan 2023 - 2025 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares	16,000,000
Employee Stock Ownership Plan
Costs
Number of annual awards | NUMBER						3
Expense from share-based payment transactions with employees			€ 1.0
Period for cost allocation on pro-rata basis			3 years
Lock-up clause term			3 years
Number of other equity instruments granted in share-based payment arrangement			3,102,700
Employee Stock Ownership Plan | Italy
Costs
Number of employees awarded of One-time stock-based compensation for no consideration | EMPLOYEE			22,000
Environmental liabilities
Costs
Net additions for contingencies			€ 848.0	559.0	1,700.0
Provisions for abandonment and social projects
Costs
Net additions for contingencies			300.0	305.0	376.0
Provisions for decommissioning of depleted oil and gas assets
Costs
Net additions for contingencies			250.0
Provisions for litigations
Costs
Net additions for contingencies			€ 40.0	€ 87.0	€ 501.0